Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statements of Cash Flows [Abstract]
Accrued interest	$ 40,000	$ 40,000
Debt issuance costs	$ 24,142	$ 24,142